Property and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property and Equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2018	105	73	178
Additions	3	142	145
Disposals	(46)	(1)	(47)
Exchange differences	(1)	2	1
At December 31, 2018	61	216	277
Additions	20	106	126
Acquired in business combinations	1	5	6
Disposals	(29)	(38)	(67)
Exchange differences	1	6	7
At December 31, 2019	54	295	349
Accumulated depreciation
At January 1, 2018	(84)	(21)	(105)
Depreciation charge	(12)	(9)	(21)
Disposals	45	—	45
Exchange differences	1	—	1
At December 31, 2018	(50)	(30)	(80)
Depreciation charge	(8)	(21)	(29)
Impairment charge	—	(6)	(6)
Disposals	30	28	58
Exchange differences	(1)	—	(1)
At December 31, 2019	(29)	(29)	(58)
Cost, net accumulated depreciation
At December 31, 2018	11	186	197
At December 31, 2019	25	266	291